ORGANIZATION AND NATURE OF THE BUSINESS (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Brookfield Property Partners L.P.
Disclosure of subsidiaries
Economic interest	49.00%	37.00%